SHAREHOLDERS' EQUITY - Distribution of results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Distribution of results	R$ 23,381,617	R$ 4,700,371
Reserve balances	24,226,294	3,943,279
Realization of deemed cost, net of taxes
SHAREHOLDERS' EQUITY
Distribution of results	(133,009)	(140,515)
Tax incentive reserve
SHAREHOLDERS' EQUITY
Distribution of results	66,871	812,909
Reserve balances	R$ 879,278	812,909
Legal reserve
SHAREHOLDERS' EQUITY
Limit on share capital %	20.00%
Distribution of results	R$ 1,169,080	235,019
Reserve balances	R$ 1,404,099	235,019
Capital increase reserve
SHAREHOLDERS' EQUITY
Limit on share capital %	80.00%
Distribution of results	R$ 17,937,885	2,513,663
Reserve balances	19,732,050	2,513,663
Special statutory reserve
SHAREHOLDERS' EQUITY
Distribution of results	1,993,098	279,295
Reserve balances	2,192,442	279,344
Capital reserves
SHAREHOLDERS' EQUITY
Reserve balances	18,425	15,455
Unclaimed dividend forfeited
SHAREHOLDERS' EQUITY
Distribution of results	(2,308)
Reserve for the distribution of dividends
SHAREHOLDERS' EQUITY
Distribution of results		86,889
Reserve balances		86,889
Proposed additional dividend
SHAREHOLDERS' EQUITY
Distribution of results	93,633
Proposed minimum mandatory dividends
SHAREHOLDERS' EQUITY
Distribution of results	R$ 2,256,367	R$ 913,111